Note 6. Investments Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity contribution in joint venture	$ 58.5	$ 67.0	$ 47.8
Customer and other deposits, less current portion	24.4	103.3
Equity method investments	132.8	33.2
Cost-method Investments, Other than Temporary Impairment	$ 1.0	$ 3.2	$ 3.6